Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current:
Provision for doubtful accounts	$ 1,648,967	$ 247,324	$ 191,913
Depreciation expense			51,050
Total	$ 1,648,967	$ 247,324	$ 242,963